Scope of Consolidation	12 Months Ended
Dec. 31, 2017
Scope of Consolidation
Scope of Consolidation

(2) Scope of Consolidation

Entities Consolidated in the Financial Statements

Total

December 31, 2015	255

Additions	8

Disposals	–18

December 31, 2016	245

Additions	10

Disposals	–28

December 31, 2017	227

The additions relate to legal entities added in connection with acquisitions and foundations. The disposals are mainly due to mergers and liquidations of legal entities.